Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Entity Central Index Key	0000703153
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2023
Document Effective Date	Mar. 31, 2023
Prospectus Date	Mar. 31, 2023
Premier Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund-Premier Shares
Prospectus:
Trading Symbol	GMGXX
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GMHXX
Premier Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GNBXX
Service Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund-Service Shares
Prospectus:
Trading Symbol	GMBXX
Service Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GBMXX
Service Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GNYXX
Wealth Shares Prospectus | General Money Market Fund, Inc | Dreyfus Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GMMXX
Wealth Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GTMXX
Wealth Shares Prospectus | General New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GNMXX